Annual Total Returns[BarChart] - Clearwater Select Equity Fund - Clearwater Select Equity Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.62%)	19.02%	34.01%	5.03%	(3.96%)	19.67%	13.46%	(12.49%)	26.40%	11.25%